Deferred compensation plans (Tables)	12 Months Ended
Mar. 31, 2014
Deferred compensation plans
SAR Plan A, Weighted-average assumptions

	Year ended March 31
	2012	2013	2014
Expected volatility	41.78%	43.11%	45.97%
Expected dividends yield	3.31%	2.12%	1.00%
Expected lives (in years)	6	7	7
Risk-free interest rate	0.63%	0.45%	0.51%

Activity relating to SAR Plan A

	Outstanding (number of shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2013	16,545,500	¥848	3.8
Granted	2,711,000	838
Exercised	(1,537,700)	410
Forfeited	(32,300)	417
Expired	(1,727,000)	1,741

Outstanding as of March 31, 2014	15,959,500	¥791	3.8

Exercisable as of March 31, 2014	10,414,600	¥913	2.5

Activity relating to SAR Plan B

	Outstanding (number of shares)	Weighted-Average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2013	117,543,400	¥419	5.7
Granted	21,258,700	782
Exercised	(43,152,100)	477
Forfeited	(3,013,000)	437
Expired	(15,900)	2,471

Outstanding as of March 31, 2014	92,621,100	¥474	5.3

Exercisable as of March 31, 2014	15,553,400	¥587	3.5

Activity related to NSUs and CSUs

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2013	62,531,576	¥583		70,736,824	¥316
Granted	22,580,418	733	(1)	23,554,780	824	(1)
Vested	(30,653,904)	752	(2)	(41,108,841)	435	(2)
Forfeited	(2,762,879)			(2,484,835)

Outstanding as of March 31, 2014	51,695,211	¥652	(3)	50,697,928	¥429	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2014

Activity related to MYPD awards

	Outstanding (number of shares)(1)	Weighted Average grant date fair value per share
Outstanding as of March 31, 2013	27,154,950	¥298
Forfeited	(1,388,700)	298

Outstanding as of March 31, 2014	25,766,250	¥298

(1)	Based on the probable number of SARs which will be issued on conversion of notional performance units at the end of the performance period.

Activity relating to NIUs

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2013	49,760,941	$3,674
Granted	25,208,515	3,841	(2)
Vested	(35,713,017)	4,097	(3)
Forfeited	(2,153,860)

Outstanding as of March 31, 2014	37,102,579	$4,354	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine number of awards granted.
(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2014.